FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

           CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series .........................................    3
TIFI Foreign Equity Series ...........................................    8
TIFI Foreign Smaller Companies Series ................................   13
Notes to Statements of Investments ...................................   19

                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SERIES                                            INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.9%
COMMON STOCKS AND RIGHTS 87.2%
AUSTRIA 0.9%
OMV AG ......................................            Oil, Gas & Consumable Fuels                   416,830    $ 26,246,311
Wienerberger AG .............................                 Building Products                         13,266         828,227
                                                                                                                  ------------
                                                                                                                    27,074,538
                                                                                                                  ------------
BRAZIL 2.6%
AES Tiete SA ................................    Independent Power Producers & Energy Traders      192,604,145       5,966,439
Centrais Eletricas Brasileiras SA ...........                 Electric Utilities                   660,241,985      14,668,491
Companhia de Bebidas das Americas
 (AmBev) ....................................                     Beverages                         13,867,901       7,209,161
CPFL Energia SA .............................                 Electric Utilities                       860,459      12,098,903
Energias do Brasil SA .......................                Electrical Equipment                       91,624       1,339,325
Localiza Rent a Car SA ......................                    Road & Rail                            56,665       1,729,297
Natura Cosmeticos SA ........................                 Personal Products                      1,282,165      14,397,981
Souza Cruz SA ...............................                      Tobacco                           1,259,703      25,303,811
                                                                                                                  ------------
                                                                                                                    82,713,408
                                                                                                                  ------------
CHINA 7.6%
Aluminum Corp. of China Ltd., H .............                  Metals & Mining                      52,778,000      54,446,174
China Mobile (Hong Kong) Ltd. ...............        Wireless Telecommunication Services               973,948       8,856,849
China Petroleum and Chemical Corp., H .......            Oil, Gas & Consumable Fuels                26,644,000      22,541,369
Citic Pacific Ltd. ..........................              Industrial Conglomerates                  1,085,000       4,013,349
CNOOC Ltd. ..................................            Oil, Gas & Consumable Fuels                32,849,000      28,799,976
Denway Motors Ltd. ..........................                    Automobiles                        37,817,000      16,505,202
PetroChina Co. Ltd., H ......................            Oil, Gas & Consumable Fuels                68,136,000      80,841,761
Shanghai Industrial Holdings Ltd. ...........              Industrial Conglomerates                  7,264,000      16,772,267
Travelsky Technology Ltd., H ................                    IT Services                         3,612,000       6,361,295
                                                                                                                  ------------
                                                                                                                   239,138,242
                                                                                                                  ------------
CZECH REPUBLIC 0.2%
Komercni Banka AS ...........................                  Commercial Banks                          7,400       1,281,692
Philip Morris CR AS .........................                      Tobacco                               9,623       4,425,001
                                                                                                                  ------------
                                                                                                                     5,706,693
                                                                                                                  ------------
EGYPT 0.1%
Telecom Egypt ...............................       Diversified Telecommunication Services             823,000       2,321,810
                                                                                                                  ------------
HONG KONG 1.4%
Cheung Kong (Holdings) Ltd. .................                    Real Estate                         1,052,000      13,316,541
Cheung Kong Infrastructure Holdings Ltd. ....                 Electric Utilities                     1,838,000       6,398,730
Dairy Farm International Holdings Ltd. ......              Food & Staples Retailing                  1,034,019       4,032,674
Hopewell Holdings Ltd. ......................           Transportation Infrastructure                1,801,000       7,007,558
MTR Corp. Ltd. ..............................                    Road & Rail                         5,765,120      14,433,000
                                                                                                                  ------------
                                                                                                                    45,188,503
                                                                                                                  ------------


                                         Quarterly Statements of Investments | 3

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SERIES                                            INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  HUNGARY 3.4%
  Magyar Telekom PLC ........................       Diversified Telecommunication Services           5,702,593    $ 28,778,638
  MOL Hungarian Oil and Gas Nyrt. ...........            Oil, Gas & Consumable Fuels                   329,249      37,948,665
  OTP Bank Ltd. .............................                  Commercial Banks                        598,566      27,402,440
  Richter Gedeon Nyrt. ......................                  Pharmaceuticals                          68,608      12,378,779
                                                                                                                  ------------
                                                                                                                   106,508,522
                                                                                                                  ------------
  INDIA 1.6%
  Gail India Ltd. ...........................                   Gas Utilities                        1,933,380      11,861,681
  Grasim Industries Ltd. ....................               Construction Materials                      10,500         509,233
  Hero Honda Motors Ltd. ....................                    Automobiles                            54,459         865,320
  Hindalco Industries Inc. ..................                  Metals & Mining                         845,936       2,556,249
  Hindustan Lever Ltd. ......................                 Household Products                     1,158,382       5,513,866
  Indian Oil Corp. Ltd. .....................            Oil, Gas & Consumable Fuels                   945,145       8,758,811
  Oil & Natural Gas Corp. Ltd. ..............            Oil, Gas & Consumable Fuels                   800,153      16,295,324
a Shipping Corp. of India Ltd. ..............                       Marine                             532,305       2,152,304
  Tata Chemicals Ltd. .......................                     Chemicals                            114,730         550,635
                                                                                                                  ------------
                                                                                                                    49,063,423
                                                                                                                  ------------
  ISRAEL 0.1%
a Taro Pharmaceutical Industries Ltd. .......                  Pharmaceuticals                         600,210       4,501,575
                                                                                                                  ------------
  MALAYSIA 1.0%
  Maxis Communications Bhd. .................        Wireless Telecommunication Services             9,139,500      31,456,269
                                                                                                                  ------------
  MEXICO 4.7%
  America Movil SAB de CV, L, ADR ...........        Wireless Telecommunication Services               456,600      21,820,914
  Cemex SAB de CV, CPO, ADR .................               Construction Materials                     451,000      14,770,250
  Grupo Modelo SAB de CV, C .................                     Beverages                          2,373,592      12,148,340
  Grupo Televisa SA .........................                       Media                              448,000       2,642,372
  Kimberly Clark de Mexico SAB de CV, A .....                 Household Products                    12,715,444      57,592,387
  Telefonos de Mexico SA de CV, L, ADR ......       Diversified Telecommunication Services           1,120,658      37,429,977
                                                                                                                  ------------
                                                                                                                   146,404,240
                                                                                                                  ------------
  PAKISTAN 0.6%
  Pakistan Telecommunications Corp., A ......       Diversified Telecommunication Services          25,594,333      19,901,105
                                                                                                                  ------------
  PANAMA 0.3%
  Banco Latinoamericano de Exportaciones
   SA, E ....................................                  Commercial Banks                        470,100       7,822,464
                                                                                                                  ------------
  PHILIPPINES 0.9%
  San Miguel Corp., B .......................                     Beverages                         19,771,298      29,374,500
                                                                                                                  ------------
  POLAND 0.6%
a Grupa Lotos SA ............................            Oil, Gas & Consumable Fuels                     1,016          15,074
  Polski Koncern Naftowy Orlen SA ...........            Oil, Gas & Consumable Fuels                 1,127,656      18,697,533
                                                                                                                  ------------
                                                                                                                    18,712,607
                                                                                                                  ------------


4 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                          INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  RUSSIA 6.0%
  Bank Of Moscow ............................                  Commercial Banks                         42,428    $  2,301,939
b Evraz Group SA, GDR, 144A .................                  Metals & Mining                         120,000       4,029,600
  Gazprom, ADR ..............................            Oil, Gas & Consumable Fuels                   381,166      15,932,739
  LUKOIL, ADR ...............................            Oil, Gas & Consumable Fuels                   503,120      43,519,880
  LUKOIL, ADR (London Exchange) .............            Oil, Gas & Consumable Fuels                    93,400       8,069,760
  Mining and Metallurgical Co. Norilsk Nickel                  Metals & Mining                         403,585      74,683,404
  Mobile Telesystems, ADR ...................        Wireless Telecommunication Services               274,800      15,377,808
  Novolipetsk Steel (NLMK) ..................                  Metals & Mining                         411,750       1,191,082
  TNK-BP ....................................            Oil, Gas & Consumable Fuels                 1,614,880       3,576,959
  Unified Energy Systems ....................                 Electric Utilities                    13,393,400      18,148,057
                                                                                                                  ------------
                                                                                                                   186,831,228
                                                                                                                  ------------
  SINGAPORE 1.2%
  ComfortDelGro Corp. Ltd. ..................                    Road & Rail                        16,213,000      21,264,002
  Fraser and Neave Ltd. .....................              Industrial Conglomerates                  4,377,290      14,713,095
                                                                                                                  ------------
                                                                                                                    35,977,097
                                                                                                                  ------------
  SOUTH AFRICA 16.3%
  Anglo American PLC ........................                  Metals & Mining                       1,347,489      71,135,532
  Edgars Consolidated Stores Ltd. ...........                  Specialty Retail                      2,863,593      17,915,712
  Imperial Holdings Ltd. ....................              Air Freight & Logistics                   1,307,861      27,310,950
  JD Group Ltd. .............................                  Specialty Retail                      2,850,943      34,993,311
  Lewis Group Ltd. ..........................                  Specialty Retail                      2,586,115      24,417,488
  Massmart Holdings Ltd. ....................              Food & Staples Retailing                  1,650,509      19,189,584
  MTN Group Ltd. ............................        Wireless Telecommunication Services             3,481,060      47,261,807
  Naspers Ltd., N ...........................                       Media                            1,136,521      27,492,686
  Nedbank Group Ltd. ........................                  Commercial Banks                      1,670,859      32,472,932
  Old Mutual PLC ............................                     Insurance                         25,748,520      83,135,522
  Remgro Ltd. ...............................           Diversified Financial Services               4,490,204     112,023,008
  Standard Bank Group Ltd. ..................                  Commercial Banks                        759,919      11,186,678
  Tiger Brands Ltd. .........................                   Food Products                           84,710       2,066,667
                                                                                                                  ------------
                                                                                                                   510,601,877
                                                                                                                  ------------
  SOUTH KOREA 7.5%
  GS Holdings Corp. .........................            Oil, Gas & Consumable Fuels                   539,800      21,169,752
  Hana Financial Group Inc. .................                  Commercial Banks                        797,716      41,288,946
  Hyundai Development Co. ...................             Construction & Engineering                    88,328       4,872,168
  Kangwon Land Inc. .........................           Hotels, Restaurants & Leisure                2,279,417      42,758,752
a LG Card Co. Ltd. ..........................                  Consumer Finance                         51,879       2,373,675
  Lotte Shopping Co. Ltd. ...................                  Multiline Retail                         55,810      19,633,447
  Shinhan Financial Group Co. Ltd. ..........                  Commercial Banks                        613,470      35,208,184
  SK Corp. ..................................            Oil, Gas & Consumable Fuels                   456,880      44,867,374
  SK Telecom Co. Ltd. .......................        Wireless Telecommunication Services               116,109      23,631,495
                                                                                                                  ------------
                                                                                                                   235,803,793
                                                                                                                  ------------
  SWEDEN 1.1%
  Oriflame Cosmetics SA, SDR ................                 Personal Products                        855,114      32,949,774
                                                                                                                  ------------


                                         Quarterly Statements of Investments | 5

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                        INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    TAIWAN 14.4%
    Asustek Computer Inc. ...................              Computers & Peripherals                   9,142,200    $ 21,550,063
    Chunghwa Telecom Co. Ltd. ...............       Diversified Telecommunication Services           6,571,260      12,729,458
    Compal Communications Inc. ..............              Communications Equipment                    886,000       2,918,525
    Compal Electronics Inc. .................              Computers & Peripherals                  15,415,000      13,043,820
    D-Link Corp. ............................              Communications Equipment                 17,231,039      30,254,559
    Lite-On Technology Corp. ................              Computers & Peripherals                  17,930,602      23,165,102
    MediaTek Inc. ...........................      Semiconductors & Semiconductor Equipment          1,638,120      18,811,895
    Mega Financial Holding Co. Ltd. .........                  Commercial Banks                     51,508,032      33,622,650
    Novatek Microelectronics Corp. Ltd. .....      Semiconductors & Semiconductor Equipment          1,671,000       7,221,306
    President Chain Store Corp. .............              Food & Staples Retailing                 12,483,010      30,556,779
    Realtek Semiconductor Corp. .............      Semiconductors & Semiconductor Equipment         15,555,172      34,175,310
    Siliconware Precision Industries Co. ....      Semiconductors & Semiconductor Equipment          8,106,001      15,188,035
    Sunplus Technology Co. Ltd. .............      Semiconductors & Semiconductor Equipment         11,258,111      25,891,274
    Synnex Technology International Corp. ...         Electronic Equipment & Instruments             9,120,043      11,300,144
    Taiwan Mobile Co. Ltd. ..................        Wireless Telecommunication Services            30,569,878      32,750,141
    Taiwan Semiconductor Manufacturing Co.
      Ltd. ..................................      Semiconductors & Semiconductor Equipment         55,965,711     114,840,489
    United Microelectronics Corp. ...........      Semiconductors & Semiconductor Equipment         26,769,000      15,451,432
  a Yageo Corp. .............................         Electronic Equipment & Instruments            17,554,000       7,161,650
                                                                                                                  ------------
                                                                                                                   450,632,632
                                                                                                                  ------------
    THAILAND 1.7%
    Kasikornbank Public Co. Ltd., fgn. ......                  Commercial Banks                      8,024,300      15,356,415
    Siam Cement Public Co. Ltd., fgn. .......               Construction Materials                   2,678,136      18,359,116
    Siam Commercial Bank Public Co.
      Ltd., fgn. ............................                  Commercial Banks                      1,354,500       2,611,504
    Thai Airways International Public Co.
      Ltd., fgn. ............................                      Airlines                          7,747,100       9,780,686
    Thai Beverages Co. Ltd., fgn. ...........                     Beverages                         47,236,000       7,627,245
  a True Corp. Public Co. Ltd., fgn., rts.,
      3/28/08 ...............................       Diversified Telecommunication Services           2,088,420              --
                                                                                                                  ------------
                                                                                                                    53,734,966
                                                                                                                  ------------
    TURKEY 9.5%
    Akbank TAS ..............................                  Commercial Banks                     14,796,670      98,857,062
    Anadolu Efes Biracilik Ve Malt Sanayii AS                     Beverages                            162,841       5,351,994
    Arcelik AS, Br. .........................                 Household Durables                     4,747,414      32,058,687
    Hurriyet Gazete .........................                       Media                              433,500       1,283,060
    Tupras-Turkiye Petrol Rafineleri AS .....            Oil, Gas & Consumable Fuels                 2,986,100      66,500,790
  a Turk Hava Yollari Anonim Ortakligi ......                      Airlines                            828,000       4,163,793
a,b Turk Hava Yollari Anonim Ortakligi, 144A                       Airlines                          3,314,000      16,665,230
    Turkcell Iletisim Hizmetleri AS .........        Wireless Telecommunication Services             7,350,648      37,492,529
  a Turkiye Vakiflar Bankasi T.A.O. .........                  Commercial Banks                      5,951,063      13,338,590
    Turkiye Vakiflar Bankasi T.A.O., D ......                  Commercial Banks                      8,303,752      20,759,380
                                                                                                                  ------------
                                                                                                                   296,471,115
                                                                                                                  ------------
    UNITED ARAB EMIRATES 1.3%
    Emaar Properties PJSC ...................                    Real Estate                        13,936,000      41,938,750
                                                                                                                  ------------


6 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS SERIES                                          INDUSTRY                       SHARES/RIGHTS         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  UNITED KINGDOM 2.2%
  HSBC Holdings PLC .........................                  Commercial Banks                        2,513,171    $   43,681,868
  Provident Financial PLC ...................                  Consumer Finance                        1,646,603        26,047,781
                                                                                                                    --------------
                                                                                                                        69,729,649
                                                                                                                    --------------
  TOTAL COMMON STOCKS AND RIGHTS
     (COST $1,876,256,888) ..................                                                                        2,730,558,780
                                                                                                                    --------------
  PREFERRED STOCKS 7.7%
  BRAZIL 7.6%
  Banco Bradesco SA, ADR, pfd ...............                  Commercial Banks                          614,552        24,852,483
  Companhia Vale do Rio Doce, ADR, pfd., A ..                  Metals & Mining                         2,506,400        78,400,192
  Investimentos Itau SA, pfd ................                  Commercial Banks                        4,456,000        24,803,485
  Petroleo Brasileiro SA, ADR, pfd ..........            Oil, Gas & Consumable Fuels                     899,935        80,409,192
  Unibanco - Uniao de Bancos Brasileiros SA,
    GDR, pfd ................................                  Commercial Banks                          330,400        28,896,784
                                                                                                                    --------------
                                                                                                                       237,362,136
                                                                                                                    --------------
  CHILE 0.1%
  Embotelladora Andina SA, pfd., A ..........                     Beverages                              937,735         2,780,276
                                                                                                                    --------------
  TOTAL PREFERRED STOCKS
    (COST $118,087,021) .....................                                                                          240,142,412
                                                                                                                    --------------
  TOTAL LONG TERM INVESTMENTS
    (COST $1,994,343,909) ...................                                                                        2,970,701,192
                                                                                                                    --------------

                                                                                                   -------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                   -------------
  SHORT TERM INVESTMENTS 5.0%
  UNITED STATES 5.0%
c FHLB, 4/25/07 .............................                                                      $ 106,689,000       106,623,780
c FHLMC, 5/25/07 ............................                                                            360,000           357,300
c FNMA, 4/25/07 - 6/22/07 ...................                                                         49,520,000        48,994,860
                                                                                                                    --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $155,950,699) .....................                                                                          155,975,940
                                                                                                                    --------------
  TOTAL INVESTMENTS
    (COST $2,150,294,608) 99.9% .............                                                                        3,126,677,132
  OTHER ASSETS, LESS LIABILITIES 0.1% .......                                                                            3,244,432
                                                                                                                    --------------
  NET ASSETS 100.0% .........................                                                                       $3,129,921,564
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $20,694,830 representing 0.66% of net assets.

c     The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                              INDUSTRY                         SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.6%
  COMMON STOCKS 92.3%
  AUSTRALIA 2.4%
  Alumina Ltd. ................................                  Metals & Mining                      6,912,015    $  40,883,784
  National Australia Bank Ltd. ................                  Commercial Banks                     2,903,680       94,920,311
  Qantas Airways Ltd. .........................                      Airlines                        11,228,850       47,700,576
                                                                                                                   -------------
                                                                                                                     183,504,671
                                                                                                                   -------------
  BERMUDA 0.8%
  ACE Ltd. ....................................                     Insurance                         1,108,930       63,275,546
                                                                                                                   -------------
  BRAZIL 0.6%
  Embraer-Empresa Brasileira de Aeronautica SA,
    ADR .......................................                Aerospace & Defense                      980,000       44,942,800
                                                                                                                   -------------
  CANADA 1.8%
  Alcan Inc. ..................................                  Metals & Mining                        740,843       38,617,524
  BCE Inc. ....................................       Diversified Telecommunication Services          2,264,605       64,044,478
  Husky Energy Inc. ...........................            Oil, Gas & Consumable Fuels                  578,590       40,423,620
                                                                                                                   -------------
                                                                                                                     143,085,622
                                                                                                                   -------------
  CHINA 1.6%
  China Mobile (Hong Kong) Ltd. ...............        Wireless Telecommunication Services            8,492,000       77,224,208
  China Telecom Corp. Ltd., H .................       Diversified Telecommunication Services         89,754,000       44,112,781
                                                                                                                   -------------
                                                                                                                     121,336,989
                                                                                                                   -------------
  DENMARK 1.0%
a Vestas Wind Systems AS ......................                Electrical Equipment                   1,451,613       81,323,222
                                                                                                                   -------------
  FINLAND 2.1%
  Stora Enso OYJ, R (EUR/FIM traded) ..........              Paper & Forest Products                  1,673,625       29,055,551
  Stora Enso OYJ, R (SEK Traded) ..............              Paper & Forest Products                  2,814,636       48,683,918
  UPM-Kymmene OYJ .............................              Paper & Forest Products                  3,278,200       83,486,018
                                                                                                                   -------------
                                                                                                                     161,225,487
                                                                                                                   -------------
  FRANCE 8.7%
  Accor SA ....................................           Hotels, Restaurants & Leisure                 494,470       47,240,718
  AXA SA ......................................                     Insurance                         2,311,148       97,963,048
  Compagnie Generale des Etablissements
   Michelin, B ................................                  Auto Components                      1,341,820      148,139,137
  France Telecom SA ...........................       Diversified Telecommunication Services          3,183,580       84,052,386
  Sanofi-Aventis ..............................                  Pharmaceuticals                      1,236,450      107,494,231
  Sanofi-Aventis, ADR .........................                  Pharmaceuticals                          6,813          296,434
  Suez SA .....................................                  Multi-Utilities                      1,478,380       77,945,462
  Suez SA, ADR ................................                  Multi-Utilities                          7,250          383,380
a Thomson SA ..................................                 Household Durables                    2,572,370       49,502,260
  Total SA, B .................................            Oil, Gas & Consumable Fuels                  806,748       56,508,138
                                                                                                                   -------------
                                                                                                                     669,525,194
                                                                                                                   -------------


8 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                            INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GERMANY 9.4%
  BASF AG ...................................                     Chemicals                           365,690    $  41,071,134
  Bayerische Motoren Werke AG ...............                    Automobiles                        1,647,950       97,339,381
  Celesio AG ................................          Health Care Providers & Services             2,357,104      147,946,336
  Deutsche Post AG ..........................              Air Freight & Logistics                  3,524,380      106,558,172
  E.ON AG ...................................                 Electric Utilities                      771,610      104,301,797
a Infineon Technologies AG ..................      Semiconductors & Semiconductor Equipment         4,780,650       74,441,156
  Muenchener Rueckversicherungs-Gesellschaft
   AG .......................................                     Insurance                           321,287       54,169,166
  Siemens AG ................................              Industrial Conglomerates                   978,790      104,583,074
                                                                                                                 -------------
                                                                                                                   730,410,216
                                                                                                                 -------------
  HONG KONG 1.9%
  Cheung Kong (Holdings) Ltd. ...............                    Real Estate                        2,550,000       32,278,688
  Cheung Kong (Holdings) Ltd., ADR ..........                    Real Estate                           31,535          399,180
  Hutchison Whampoa Ltd. ....................              Industrial Conglomerates                 5,342,550       51,387,439
  Hutchison Whampoa Ltd., ADR ...............              Industrial Conglomerates                     4,795          230,604
  Swire Pacific Ltd., A .....................                    Real Estate                        5,440,500       61,068,578
  Swire Pacific Ltd., B .....................                    Real Estate                          154,500          330,631
                                                                                                                 -------------
                                                                                                                   145,695,120
                                                                                                                 -------------
  INDIA 4.2%
  Bharat Petroleum Corp. Ltd. ...............            Oil, Gas & Consumable Fuels                3,541,756       24,825,968
  Housing Development Finance Corp. Ltd. ....             Thrifts & Mortgage Finance                3,668,470      129,345,046
  ICICI Bank Ltd. ...........................                  Commercial Banks                     4,935,848       97,652,410
  Satyam Computer Services Ltd. .............                    IT Services                        6,695,072       72,990,569
  Satyam Computer Services Ltd., ADR ........                    IT Services                           95,400        2,165,580
                                                                                                                 -------------
                                                                                                                   326,979,573
                                                                                                                 -------------
  ISRAEL 0.6%
a Check Point Software Technologies Ltd. ....                      Software                         2,073,240       46,191,787
                                                                                                                 -------------
  ITALY 2.3%
  Eni SpA ...................................            Oil, Gas & Consumable Fuels                2,433,040       79,150,588
  Mediaset SpA ..............................                       Media                           3,668,576       39,903,980
  UniCredito Italiano SpA ...................                  Commercial Banks                     6,176,656       58,771,381
                                                                                                                 -------------
                                                                                                                   177,825,949
                                                                                                                 -------------
  JAPAN 5.0%
  FUJIFILM Holdings Corp. ...................            Leisure Equipment & Products               1,053,900       43,105,758
  Hitachi Ltd. ..............................         Electronic Equipment & Instruments            6,516,000       50,537,774
  Hitachi Ltd., ADR .........................         Electronic Equipment & Instruments                2,275          175,653
  Mitsubishi UFJ Financial Group Inc. .......                  Commercial Banks                         3,442       38,846,451
  NEC Corp. .................................              Computers & Peripherals                  3,873,000       20,770,809
  NEC Corp., ADR ............................              Computers & Peripherals                     14,625           78,098
  Nintendo Co. Ltd. .........................                      Software                           171,900       49,960,329
  Nomura Holdings Inc. ......................                  Capital Markets                      1,731,200       36,065,136
  Sompo Japan Insurance Inc. ................                     Insurance                         3,473,000       43,292,774


                                         Quarterly Statements of Investments | 9

Templeton Institutional Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                              INDUSTRY                         SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  JAPAN (CONTINUED)
  Sony Corp. ..................................                 Household Durables                    1,023,100    $  52,003,640
  Sony Corp., ADR .............................                 Household Durables                        4,405          222,409
  Takeda Pharmaceutical Co. Ltd. ..............                  Pharmaceuticals                        763,500       50,081,505
                                                                                                                   -------------
                                                                                                                     385,140,336
                                                                                                                   -------------
  MEXICO 1.3%
  Telefonos de Mexico SA de CV, L, ADR ........       Diversified Telecommunication Services          2,933,954       97,994,064
                                                                                                                   -------------
  NETHERLANDS 6.0%
  ING Groep NV ................................           Diversified Financial Services              2,548,410      107,713,621
  ING Groep NV, ADR ...........................           Diversified Financial Services                 12,965          548,808
  Koninklijke Philips Electronics NV ..........                 Household Durables                    2,954,061      112,787,566
  Koninklijke Philips Electronics NV, N.Y. shs.                 Household Durables                       11,935          454,724
  SBM Offshore NV .............................            Energy Equipment & Services                2,308,110       83,193,041
  Unilever NV .................................                   Food Products                       3,797,500      110,555,890
  Unilever NV, N.Y. shs. ......................                   Food Products                           7,620          222,656
  Wolters Kluwer NV ...........................                       Media                           1,499,375       44,972,562
                                                                                                                   -------------
                                                                                                                     460,448,868
                                                                                                                   -------------
  NORWAY 1.2%
  Telenor ASA .................................       Diversified Telecommunication Services          5,272,050       93,659,040
                                                                                                                   -------------
  PORTUGAL 0.8%
  Portugal Telecom SGPS SA ....................       Diversified Telecommunication Services          4,496,290       60,225,839
                                                                                                                   -------------
  SINGAPORE 2.0%
  DBS Group Holdings Ltd. .....................                  Commercial Banks                     5,624,185       79,323,508
  DBS Group Holdings Ltd., ADR ................                  Commercial Banks                         7,605          429,044
a Flextronics International Ltd. ..............         Electronic Equipment & Instruments            3,408,320       37,287,021
  Singapore Telecommunications Ltd. ...........       Diversified Telecommunication Services         16,342,000       35,327,068
                                                                                                                   -------------
                                                                                                                     152,366,641
                                                                                                                   -------------
  SOUTH KOREA 6.2%
  Kookmin Bank ................................                  Commercial Banks                       900,573       80,782,614
  Kookmin Bank, ADR ...........................                  Commercial Banks                       216,498       19,517,295
  Korea Electric Power Corp. ..................                 Electric Utilities                    1,146,540       45,756,804
a Korea Electric Power Corp., ADR .............                 Electric Utilities                       12,195          243,900
a KT Corp., ADR ...............................       Diversified Telecommunication Services            649,855       14,550,253
  LG Electronics Inc. .........................                 Household Durables                      938,340       64,025,325
  POSCO .......................................                  Metals & Mining                        224,020       94,046,020
  POSCO, ADR ..................................                  Metals & Mining                          4,080          424,116
  Samsung Electronics Co. Ltd. ................      Semiconductors & Semiconductor Equipment           270,520      161,869,231
                                                                                                                   -------------
                                                                                                                     481,215,558
                                                                                                                   -------------
  SPAIN 3.7%
  Banco Santander Central Hispano SA ..........                  Commercial Banks                     4,618,890       82,408,439
  Repsol YPF SA ...............................            Oil, Gas & Consumable Fuels                2,520,610       84,961,587


10 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                            INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SPAIN (CONTINUED)
  Telefonica SA .............................       Diversified Telecommunication Services          5,433,139    $ 119,718,804
  Telefonica SA, ADR ........................       Diversified Telecommunication Services              8,892          590,429
                                                                                                                 -------------
                                                                                                                   287,679,259
                                                                                                                 -------------
  SWEDEN 4.0%
  Atlas Copco AB, A .........................                     Machinery                         3,127,050      103,919,955
  Nordea Bank AB, FDR .......................                  Commercial Banks                     7,277,378      116,136,959
  Securitas AB, B ...........................           Commercial Services & Supplies              1,926,540       29,390,284
a Securitas Direct AB, B ....................           Diversified Consumer Services               1,926,540        5,353,723
a Securitas Systems AB, B ...................           Commercial Services & Supplies              1,926,540        6,705,952
  Swedbank AB, A ............................                  Commercial Banks                     1,405,980       49,241,826
                                                                                                                 -------------
                                                                                                                   310,748,699
                                                                                                                 -------------
  SWITZERLAND 3.9%
  Adecco SA .................................           Commercial Services & Supplies              1,031,040       65,444,680
  Lonza Group AG ............................                     Chemicals                           501,750       48,216,216
  Nestle SA .................................                   Food Products                         267,320      104,084,240
  Nestle SA, ADR ............................                   Food Products                           2,310          224,857
  Swiss Reinsurance Co. .....................                     Insurance                           922,362       84,233,973
  Swiss Reinsurance Co., ADR ................                     Insurance                             3,295          300,913
  UBS AG ....................................                  Capital Markets                          9,510          565,179
                                                                                                                 -------------
                                                                                                                   303,070,058
                                                                                                                 -------------
  TAIWAN 1.1%
  Chinatrust Financial Holding Co. Ltd. .....                  Commercial Banks                    47,578,000       37,168,066
  Chunghwa Telecom Co. Ltd., ADR ............       Diversified Telecommunication Services          1,247,929       24,858,745
  Compal Electronics Inc., GDR ..............              Computers & Peripherals                  1,135,589        4,758,118
b Compal Electronics Inc., GDR, 144A ........              Computers & Peripherals                  4,284,621       17,952,562
                                                                                                                 -------------
                                                                                                                    84,737,491
                                                                                                                 -------------
  UNITED KINGDOM 19.4%
  Alliance Boots PLC ........................              Food & Staples Retailing                 4,816,630       97,328,382
  Amvescap PLC ..............................                  Capital Markets                      3,236,560       35,661,324
  Aviva PLC .................................                     Insurance                         2,439,080       35,920,603
  BAE Systems PLC ...........................                Aerospace & Defense                    9,364,718       84,757,534
  BP PLC ....................................            Oil, Gas & Consumable Fuels                5,673,410       61,618,202
a British Airways PLC .......................                      Airlines                         3,206,558       30,662,047
  British Sky Broadcasting Group PLC ........                       Media                           6,149,950       68,245,884
  Cadbury Schweppes PLC .....................                   Food Products                       5,278,910       67,720,106
  Compass Group PLC .........................           Hotels, Restaurants & Leisure              14,860,370       99,410,971
  GlaxoSmithKline PLC .......................                  Pharmaceuticals                      4,105,410      112,844,063
  HSBC Holdings PLC .........................                  Commercial Banks                     3,254,421       56,565,665
  HSBC Holdings PLC, ADR ....................                  Commercial Banks                         3,790          332,800
  National Grid PLC .........................                  Multi-Utilities                      4,010,399       62,967,471
  Pearson PLC ...............................                       Media                           3,511,000       60,238,353
a Rolls-Royce Group PLC .....................                Aerospace & Defense                   13,555,704      131,824,013
a Rolls-Royce Group PLC, B ..................                Aerospace & Defense                  802,497,676        1,618,429


                                        Quarterly Statements of Investments | 11

Templeton Institutional Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                             INDUSTRY                         SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM (CONTINUED)
  Royal Bank of Scotland Group PLC ...........                  Commercial Banks                     2,923,660    $  114,128,552
  Royal Dutch Shell PLC, B, ADR ..............            Oil, Gas & Consumable Fuels                1,415,307        94,273,599
  Shire PLC ..................................                  Pharmaceuticals                        970,820        20,037,336
  Smiths Group PLC ...........................              Industrial Conglomerates                 2,980,820        60,291,299
  Standard Chartered PLC .....................                  Commercial Banks                     2,715,610        78,222,961
  Vodafone Group PLC .........................        Wireless Telecommunication Services           31,957,073        85,198,523
  Yell Group PLC .............................                       Media                           3,309,540        38,939,879
                                                                                                                  --------------
                                                                                                                   1,498,807,996
                                                                                                                  --------------
  UNITED STATES 0.3%
  News Corp., A ..............................                       Media                           1,089,919        25,198,927
                                                                                                                  --------------
  TOTAL COMMON STOCKS
    (COST $3,635,896,867) ....................                                                                     7,136,614,952
                                                                                                                  --------------
  PREFERRED STOCKS (COST $24,979,987) 0.3%
  BRAZIL 0.3%
  Tele Norte Leste Participacoes SA, ADR, pfd.       Diversified Telecommunication Services          1,760,700        24,368,088
                                                                                                                  --------------
  TOTAL LONG TERM INVESTMENTS
    (COST $3,660,876,854) ....................                                                                     7,160,983,040
                                                                                                                  --------------

                                                                                                 -------------
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT
                                                                                                 -------------
  SHORT TERM INVESTMENTS 6.9%
  UNITED STATES 6.9%
c Franklin Institutional Fiduciary Trust Money
    Market Portfolio, 4.99% ..................                                                   $ 177,213,702       177,213,702
d U.S. Treasury Bills, 4/05/07 - 5/24/07 .....                                                     352,917,000       351,785,282
                                                                                                                  --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $528,898,513) ......................                                                                       528,998,984
                                                                                                                  --------------
  TOTAL INVESTMENTS
    (COST $4,189,775,367) 99.5% ..............                                                                     7,689,982,024
  OTHER ASSETS, LESS LIABILITIES 0.5% ........                                                                        40,082,290
                                                                                                                  --------------
  NET ASSETS 100.0% ..........................                                                                    $7,730,064,314
                                                                                                                  ==============

See Selected Currency and Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the value of this security was $17,952,562, representing 0.23% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Funds' investment manager. The rate shown is the annualized seven-day yield at period end.

d     The security is traded on a discount basis with no stated coupon rate.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.8%
  COMMON STOCKS 95.8%
  AUSTRALIA 4.2%
  Billabong International Ltd. ..............          Textiles, Apparel & Luxury Goods                72,226    $     975,976
  Downer EDI Ltd. ...........................           Commercial Services & Supplies                174,936          965,367
  Iluka Resources Ltd. ......................                  Metals & Mining                        218,644        1,042,034
  PaperlinX Ltd. ............................              Paper & Forest Products                    626,803        2,114,931
a Repco Corp. Ltd. ..........................                    Distributors                         334,322          459,878
                                                                                                                 -------------
                                                                                                                     5,558,186
                                                                                                                 -------------
  BAHAMAS 1.0%
a Steiner Leisure Ltd. ......................           Diversified Consumer Services                  28,270        1,271,585
                                                                                                                 -------------
  BELGIUM 1.1%
  Barco NV ..................................         Electronic Equipment & Instruments               15,620        1,442,242
                                                                                                                 -------------
  BRAZIL 2.2%
b Companhia de Saneamento de Minas Gerais,
   144A .....................................                  Water Utilities                        106,900        1,366,002
b Lojas Renner SA, 144A .....................                  Multiline Retail                       122,000        1,576,670
                                                                                                                 -------------
                                                                                                                     2,942,672
                                                                                                                 -------------
  CANADA 8.8%
  CAE Inc. ..................................                Aerospace & Defense                      108,120        1,218,398
  Dorel Industries Inc., B ..................                 Household Durables                       33,400        1,083,439
a GSI Group Inc. ............................         Electronic Equipment & Instruments              113,780        1,127,560
  Legacy Hotels .............................                    Real Estate                           75,530          886,472
  Linamar Corp. .............................                  Auto Components                         80,190        1,096,752
  MDS Inc. ..................................                Health Care Services                      86,890        1,644,475
  North West Co. Fund .......................                  Multiline Retail                       122,350        1,825,977
a Open Text Corp. ...........................            Internet Software & Services                  66,100        1,470,861
a Saxon Energy Services Inc. ................            Energy Equipment & Services                  347,500        1,200,974
                                                                                                                 -------------
                                                                                                                    11,554,908
                                                                                                                 -------------
  CHINA 6.4%
  Bio-Treat Technology Ltd. .................           Commercial Services & Supplies              1,719,000          951,664
  China Oilfield Services Ltd. ..............            Energy Equipment & Services                2,602,000        2,091,444
  China Resources Power Holdings Co. Ltd. ...    Independent Power Producers & Energy Traders         718,000        1,100,932
  People's Food Holdings Ltd. ...............                   Food Products                       1,468,000        1,451,262
  Sinotrans Ltd., H .........................              Air Freight & Logistics                  3,424,000        1,371,695
  Travelsky Technology Ltd., H ..............                    IT Services                          563,000          991,531
  Weiqiao Textile Co. Ltd., H ...............          Textiles, Apparel & Luxury Goods               368,000          532,238
                                                                                                                 -------------
                                                                                                                     8,490,766
                                                                                                                 -------------
  DENMARK 1.8%
a Vestas Wind Systems AS ....................                Electrical Equipment                      42,060        2,356,313
                                                                                                                 -------------
  FINLAND 3.6%
  Amer Sports OYJ ...........................            Leisure Equipment & Products                  92,970        2,037,413
  Elcoteq SE, A .............................              Communications Equipment                    53,770          566,558


                                        Quarterly Statements of Investments | 13

Templeton Institutional Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                     INDUSTRY                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINLAND (CONTINUED)
  Huhtamaki OYJ .................................               Containers & Packaging                     67,630    $   1,119,021
  Konecranes OYJ ................................                     Machinery                            31,300        1,049,170
                                                                                                                     -------------
                                                                                                                         4,772,162
                                                                                                                     -------------
  GERMANY 3.7%
  Celesio AG ....................................          Health Care Providers & Services                25,800        1,619,367
a Jenoptik AG ...................................         Electronic Equipment & Instruments               89,250          914,179
  Vossloh AG ....................................                     Machinery                            24,980        2,388,543
                                                                                                                     -------------
                                                                                                                         4,922,089
                                                                                                                     -------------
  HONG KONG 4.7%
  Dah Sing Financial Group ......................                  Commercial Banks                       103,600          904,323
  Giordano International Ltd. ...................                  Specialty Retail                     1,276,000          620,603
  Hang Lung Group Ltd. ..........................                    Real Estate                          267,000          944,900
  Hopewell Holdings Ltd. ........................           Transportation Infrastructure                 289,000        1,124,477
  Techtronic Industries Co. Ltd. ................                 Household Durables                      512,000          617,306
  Texwinca Holdings Ltd. ........................          Textiles, Apparel & Luxury Goods             1,095,000          738,591
  Yue Yuen Industrial Holdings Ltd. .............          Textiles, Apparel & Luxury Goods               377,500        1,280,390
                                                                                                                     -------------
                                                                                                                         6,230,590
                                                                                                                     -------------
  INDIA 0.9%
  Hindustan Petroleum Corp. Ltd. ................            Oil, Gas & Consumable Fuels                  106,787          610,954
  Tata Motors Ltd., ADR .........................                     Machinery                            38,580          625,382
                                                                                                                     -------------
                                                                                                                         1,236,336
                                                                                                                     -------------
  INDONESIA 0.5%
  PT Indosat Tbk ................................       Diversified Telecommunication Services            915,400          626,986
                                                                                                                     -------------
  ISRAEL 0.7%
a Orbotech Ltd. .................................         Electronic Equipment & Instruments               41,380          911,601
                                                                                                                     -------------
  JAPAN 4.9%
  Descente Ltd. .................................          Textiles, Apparel & Luxury Goods               154,000          752,718
  Japan Airport Terminal Co. Ltd. ...............           Transportation Infrastructure                  49,900          727,889
  Meitec Corp. ..................................           Commercial Services & Supplies                 20,000          644,915
  Sangetsu Co. Ltd. .............................                 Household Durables                       22,100          526,034
  Sohgo Security Services Co. Ltd. ..............           Commercial Services & Supplies                102,600        1,880,572
  Takuma Co. Ltd. ...............................                     Machinery                           154,000        1,044,134
  Tokyo Individualized Educational Institute Inc.           Diversified Consumer Services                 381,440          851,277
                                                                                                                     -------------
                                                                                                                         6,427,539
                                                                                                                     -------------
  LUXEMBOURG 0.3%
a Thiel Logistik AG .............................                    IT Services                          112,430          430,915
                                                                                                                     -------------
  MEXICO 0.7%
  Grupo Aeroportuario del Sureste SAB de CV,
   ADR ..........................................           Transportation Infrastructure                  18,310          864,598
                                                                                                                     -------------


14 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                               INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 9.6%
    Aalberts Industries NV ..................                     Machinery                            22,697    $   2,241,174
  a Draka Holding NV ........................                Electrical Equipment                      68,085        2,478,591
    Imtech NV ...............................             Construction & Engineering                   20,490        1,473,517
    OPG Groep NV ............................          Health Care Providers & Services                18,160        2,273,604
    SBM Offshore NV .........................            Energy Equipment & Services                   39,020        1,406,429
    Vedior NV ...............................           Commercial Services & Supplies                125,870        2,793,707
                                                                                                                 -------------
                                                                                                                    12,667,022
                                                                                                                 -------------
    NORWAY 0.6%
    Prosafe Se ..............................            Energy Equipment & Services                   51,920          794,263
                                                                                                                 -------------
    RUSSIA 0.6%
a,b X 5 Retails Group NV, GDR, 144A .........              Food & Staples Retailing                    23,160          641,069
a,b X 5 Retails Group NV, GDR, 144A (IPO) ...              Food & Staples Retailing                     4,358          120,629
                                                                                                                 -------------
                                                                                                                       761,698
                                                                                                                 -------------
    SINGAPORE 2.3%
    Cerebos Pacific Ltd. ....................                   Food Products                         435,358          952,606
    Huan Hsin Holdings Ltd. .................         Electronic Equipment & Instruments            1,142,000          406,432
    Osim International Ltd. .................                  Specialty Retail                     1,121,360          694,707
    Venture Corp. Ltd. ......................         Electronic Equipment & Instruments               99,000          952,613
                                                                                                                 -------------
                                                                                                                     3,006,358
                                                                                                                 -------------
    SOUTH AFRICA 1.8%
    Foschini Ltd. ...........................                  Specialty Retail                        73,352          698,639
    JD Group Ltd. ...........................                  Specialty Retail                        51,840          636,299
    Massmart Holdings Ltd. ..................              Food & Staples Retailing                    91,956        1,069,123
                                                                                                                 -------------
                                                                                                                     2,404,061
                                                                                                                 -------------
    SOUTH KOREA 5.9%
    Bank of Pusan ...........................                  Commercial Banks                       140,160        2,085,493
    Daeduck Electronics Co. Ltd. ............         Electronic Equipment & Instruments               54,600          448,568
    Daegu Bank Co. Ltd. .....................                  Commercial Banks                        94,590        1,719,087
    Halla Climate Control Corp. .............                  Auto Components                        134,760        1,413,626
  a Hansol Paper Co. Ltd. ...................              Paper & Forest Products                     39,720          624,781
    Sindo Ricoh Co. .........................                 Office Electronics                        9,657          533,706
    Youngone Corp. ..........................          Textiles, Apparel & Luxury Goods               189,680        1,000,915
                                                                                                                 -------------
                                                                                                                     7,826,176
                                                                                                                 -------------
    SPAIN 1.0%
    Sol Melia SA ............................           Hotels, Restaurants & Leisure                  57,777        1,388,849
                                                                                                                 -------------
    SWEDEN 1.4%
    D. Carnegie & Co. AB ....................                  Capital Markets                         86,860        1,807,225
                                                                                                                 -------------


                                        Quarterly Statements of Investments | 15

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SWITZERLAND 3.0%
a Kuoni Reisen Holding AG, B ................           Hotels, Restaurants & Leisure                   1,950    $   1,169,567
  Verwaltungs-und Privat-Bank AG ............                  Capital Markets                          5,090        1,247,949
  Vontobel Holding AG .......................                  Capital Markets                         30,640        1,571,767
                                                                                                                 -------------
                                                                                                                     3,989,283
                                                                                                                 -------------
  TAIWAN 8.4%
  D-Link Corp. ..............................              Communications Equipment                 1,601,420        2,811,801
  Fu Sheng Industrial Co. Ltd. ..............            Leisure Equipment & Products               1,249,408        1,215,803
  Giant Manufacturing Co. Ltd. ..............            Leisure Equipment & Products                 708,000        1,097,625
  KYE Systems Corp. .........................              Computers & Peripherals                    969,448        1,179,217
  Pihsiang Machinery Manufacturing Co. Ltd. .          Health Care Equipment & Supplies               361,000          783,312
  Simplo Technology Co. Ltd. ................              Computers & Peripherals                    395,000        2,047,220
  Ta Chong Bank Ltd. ........................                  Commercial Banks                     2,013,000          632,675
  Taiwan Fu Hsing ...........................                 Building Products                       465,110          387,240
  Test-Rite International Co. Ltd. ..........                    Distributors                       1,555,613          872,065
                                                                                                                 -------------
                                                                                                                    11,026,958
                                                                                                                 -------------
  THAILAND 3.5%
  Bank of Ayudhya Public Co. Ltd. ...........                  Commercial Banks                     1,681,600        1,027,884
  BEC World Public Co. Ltd., fgn. ...........                       Media                           1,260,300          784,763
  Glow Energy Public Co. Ltd., fgn. .........    Independent Power Producers & Energy Traders         533,300          487,449
b Glow Energy Public Co. Ltd., fgn., 144A ...    Independent Power Producers & Energy Traders         957,600          875,270
a Total Access Communication Public Co.
    Ltd., fgn. ..............................        Wireless Telecommunication Services              308,800        1,395,776
                                                                                                                 -------------
                                                                                                                     4,571,142
                                                                                                                 -------------
  UNITED KINGDOM 12.2%
  Bodycote International PLC ................                     Machinery                           404,120        2,470,855
b Bodycote International PLC, 144A ..........                     Machinery                            26,520          162,148
  Burberry Group PLC ........................          Textiles, Apparel & Luxury Goods               117,890        1,514,663
  Electrocomponents PLC .....................         Electronic Equipment & Instruments              158,120          900,661
a Fiberweb PLC ..............................                 Personal Products                       246,970        1,032,592
  FKI PLC ...................................                     Machinery                           667,060        1,525,751
  Future PLC ................................                       Media                             981,830          811,356
  Game Group PLC ............................                  Specialty Retail                     1,359,330        3,757,742
  Homeserve PLC .............................           Commercial Services & Supplies                 27,506          964,949
  John Wood Group PLC .......................            Energy Equipment & Services                  266,180        1,407,504
  Yule Catto & Company PLC ..................                     Chemicals                           324,690        1,515,657
                                                                                                                 -------------
                                                                                                                    16,063,878
                                                                                                                 -------------
  TOTAL COMMON STOCKS
    (COST $76,972,611) ......................                                                                      126,346,401
                                                                                                                 -------------
  PREFERRED STOCKS (COST $312,943) 1.0%
  GERMANY 1.0%
  Hugo Boss AG, pfd. ........................          Textiles, Apparel & Luxury Goods                22,130        1,282,622
                                                                                                                 -------------


16 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALLER COMPANIES SERIES                                                           PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
  TOTAL LONG TERM INVESTMENTS
    (COST $77,285,554) ........................                                                                  $ 127,629,023
                                                                                                                 -------------
  SHORT TERM INVESTMENTS (COST $3,527,100) 2.7%
  UNITED STATES 2.7%
c U.S. Treasury Bills, 4/05/07 - 5/17/07 ......                                                $  3,540,000          3,528,231
                                                                                                                 -------------
  TOTAL INVESTMENTS
    (COST $80,812,654) 99.5% ..................                                                                    131,157,254
  OTHER ASSETS, LESS LIABILITIES 0.5% .........                                                                        670,773
                                                                                                                 -------------
  NET ASSETS 100.0% ...........................                                                                  $ 131,828,027
                                                                                                                 =============

See Selected Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $4,741,788, representing 3.60% of net assets.

c     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)


SELECTED CURRENCY ABBREVIATIONS

EUR   - Euro
FIM   - Finnish Markka
SEK   - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
CPO   - Certificates of Ordinary Participation
FDR   - Foreign Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt
SDR   - Swedish Depository Receipt


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of three separate portfolios.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price


                                        Quarterly Statements of Investments | 19

Templeton Institutional Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             ------------------------------------------------------
                                                  TIFI               TIFI                TIFI
                                                EMERGING            FOREIGN        FOREIGN SMALLER
                                             MARKETS SERIES      EQUITY SERIES     COMPANIES SERIES
                                             ------------------------------------------------------
Cost of investments ......................   $ 2,226,758,258    $ 4,310,492,961    $     81,660,800
                                             ======================================================
Unrealized appreciation ..................   $   928,994,730    $ 3,419,663,935    $     50,734,307
Unrealized depreciation ..................       (29,075,856)       (40,174,872)         (1,237,853)
                                             ------------------------------------------------------
Net unrealized appreciation (depreciation)   $   899,918,874    $ 3,379,489,063    $     49,496,454
                                             ======================================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


20 | Quarterly Statements of Investments











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  May 24, 2007